UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Annual Report to Shareholders	August 31, 2022

Personal Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Personal Investment Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	15 - 54 days	20 days	34 days	$7.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22

Invesco Premier Portfolio
1 - 7	54.4%
8 - 30	14.2
31 - 60	6.2
61 - 90	6.3
91 - 180	17.9
181+	1.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-38.46%(a)
Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000

Chesham Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938

Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000

				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978

Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839

Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333

Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521

Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000

Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896

Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014

DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500

Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902

Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625

Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150

Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000

Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275

				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000

UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000

				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$29,964,375

				69,941,464

Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%

Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000

DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000

Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000

Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771

Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000

Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721

Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)
Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000

Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000

New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000

Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.30%(i)

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 -10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

Invesco Premier Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,235,286,062

Repurchase agreements, at value and cost	562,188,533

Cash	42,740

Receivable for:
Fund shares sold	873,710

Interest	1,145,450

Fund expenses absorbed	96,544

Total assets	1,799,633,039

Liabilities:
Payable for:
Fund shares reacquired	175,827

Dividends	3,112,386

Accrued fees to affiliates	359,916

Accrued operating expenses	39

Total liabilities	3,648,168

Net assets applicable to shares outstanding	$1,795,984,871

Net assets consist of:

Shares of beneficial interest	$1,795,879,305

Distributable earnings	105,566

$1,795,984,871

Net Assets:

Investor Class	$43,003,266

Institutional Class	$1,742,440,814

Private Investment Class	$24,184

Personal Investment Class	$7,659,751

Reserve Class	$10,300

Resource Class	$2,846,556

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	42,992,917

Institutional Class	1,742,020,674

Private Investment Class	24,178

Personal Investment Class	7,657,904

Reserve Class	10,297

Resource Class	2,845,870

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,797,474,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2022

Invesco Premier Portfolio

Investment income:

Interest	$9,861,213

Expenses:

Advisory fees	3,105,925

Distribution fees:
Private Investment Class	230

Personal Investment Class	43,564

Reserve Class	91

Resource Class	4,770

Total expenses	3,154,580

Less: Fees waived	(944,003)

Net expenses	2,210,577

Net investment income	7,650,636

Net realized gain (loss) from unaffiliated investment securities	2,615

Net increase in net assets resulting from operations	$7,653,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio

	2022	2021

Operations:
Net investment income	$7,650,636	$1,038,037

Net realized gain	2,615	2,360

Net increase in net assets resulting from operations	7,653,251	1,040,397

Distributions to shareholders from distributable earnings:

Investor Class	(205,729)	(49,168)

Institutional Class	(7,408,609)	(987,703)

Private Investment Class	(97)	(29)

Personal Investment Class	(23,759)	(807)

Reserve Class	(23)	(4)

Resource Class	(12,419)	(326)

Total distributions from distributable earnings	(7,650,636)	(1,038,037)

Share transactions-net:

Investor Class	(2,016,920)	(48,888,463)

Institutional Class	559,977,325	(377,177,595)

Private Investment Class	(137,819)	(199,975)

Personal Investment Class	(3,167,883)	2,627,209

Reserve Class	8	-

Resource Class	(334,076)	(49,679)

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)

Net increase (decrease) in net assets	554,323,250	(423,686,143)

Net assets:

Beginning of year	1,241,661,621	1,665,347,764

End of year	$1,795,984,871	$1,241,661,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.29%	$7,660	0.40%	0.80%	0.39%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23	0.80	0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.74	8,201	0.65	0.80	0.75
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73	0.80	1.82
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73	0.80	1.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

    The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks – The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of the Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further    notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Reserve Class	Resource Class

Invesco Premier Portfolio	$45,340	$197	$25,960	$60	$2,620

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2022, the Fund engaged in securities purchases of $235,701,087 and securities sales of $219,011,683, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021

	Ordinary Income*	Ordinary Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets

Invesco Premier Portfolio	$105,566	$1,795,879,305	$1,795,984,871

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Premier Portfolio	$(47,385)	$(2,615)	$50,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,

	2022(a)		2021

	Shares	Amount	Shares	Amount

Sold:
Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:
Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,

	2022(a)		2021

	Shares	Amount	Shares	Amount

Reacquired:

Investor Class	(32,532,860)	$(32,532,860)	(99,494,337)	$(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Personal Investment Class	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,002.90	$3.18	$1,022.03	$3.21	0.63%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement. The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*

Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$2,615	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(This page intentionally left blank)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-6

Annual Report to Shareholders	August 31, 2022

Private Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Private Investment Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	15 - 54 days	20 days	34 days	$24.2 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22
Invesco Premier Portfolio
1 - 7	54.4%
8 - 30	14.2
31 - 60	6.2
61 - 90	6.3
91 - 180	17.9
181+	1.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-38.46%(a)
Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000

Chesham Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938

Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000

				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978

Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839

Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333

Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521

Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000

Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896

Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014

DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500

Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902

Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625

Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150

Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000

Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275

				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000

UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000

				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$29,964,375

				69,941,464

Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%
Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000

DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000

Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000

Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771

Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000

Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721

Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)
Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000

Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000

New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000

Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.30%(i)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

Invesco Premier Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,235,286,062

Repurchase agreements, at value and cost	562,188,533

Cash	42,740

Receivable for:
Fund shares sold	873,710

Interest	1,145,450

Fund expenses absorbed	96,544

Total assets	1,799,633,039

Liabilities:
Payable for:
Fund shares reacquired	175,827

Dividends	3,112,386

Accrued fees to affiliates	359,916

Accrued operating expenses	39

Total liabilities	3,648,168

Net assets applicable to shares outstanding	$1,795,984,871

Net assets consist of:
Shares of beneficial interest	$1,795,879,305

Distributable earnings	105,566

$1,795,984,871

Net Assets:

Investor Class	$43,003,266

Institutional Class	$1,742,440,814

Private Investment Class	$24,184

Personal Investment Class	$7,659,751

Reserve Class	$10,300

Resource Class	$2,846,556

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	42,992,917

Institutional Class	1,742,020,674

Private Investment Class	24,178

Personal Investment Class	7,657,904

Reserve Class	10,297

Resource Class	2,845,870

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,797,474,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2022

Invesco Premier Portfolio

Investment income:
Interest	$9,861,213

Expenses:
Advisory fees	3,105,925

Distribution fees:
Private Investment Class	230

Personal Investment Class	43,564

Reserve Class	91

Resource Class	4,770

Total expenses	3,154,580

Less: Fees waived	(944,003)

Net expenses	2,210,577

Net investment income	7,650,636

Net realized gain (loss) from unaffiliated investment securities	2,615

Net increase in net assets resulting from operations	$7,653,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio

	2022	2021

Operations:
Net investment income	$7,650,636	$1,038,037

Net realized gain	2,615	2,360

Net increase in net assets resulting from operations	7,653,251	1,040,397

Distributions to shareholders from distributable earnings:
Investor Class	(205,729)	(49,168)

Institutional Class	(7,408,609)	(987,703)

Private Investment Class	(97)	(29)

Personal Investment Class	(23,759)	(807)

Reserve Class	(23)	(4)

Resource Class	(12,419)	(326)

Total distributions from distributable earnings	(7,650,636)	(1,038,037)

Share transactions-net:
Investor Class	(2,016,920)	(48,888,463)

Institutional Class	559,977,325	(377,177,595)

Private Investment Class	(137,819)	(199,975)

Personal Investment Class	(3,167,883)	2,627,209

Reserve Class	8	-

Resource Class	(334,076)	(49,679)

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)

Net increase (decrease) in net assets	554,323,250	(423,686,143)

Net assets:
Beginning of year	1,241,661,621	1,665,347,764

End of year	$1,795,984,871	$1,241,661,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.38%	$24	0.22%	0.55%	0.57%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25	0.55	0.00
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	362	0.47	0.55	0.93
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48	0.55	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48	0.55	1.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

    The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of the Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class

Invesco Premier Portfolio	$45,340	$197	$25,960	$60	$2,620

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2022, the Fund engaged in securities purchases of $235,701,087 and securities sales of $219,011,683, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021
	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets

Invesco Premier Portfolio	$105,566	$1,795,879,305	$1,795,984,871

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$(47,385)	$(2,615)	$50,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:
Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(32,532,860)	$(32,532,860)	(99,494,337)	$(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/22)	(08/31/22)[1]	Period	(08/31/22)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,003.70	$2.17	$1,023.04	$2.19	0.43%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends	U.S. Treasury
	Income*	Income*	Income*	Received Deduction*	Obligations*
Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$2,615	0.00%

** The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	190	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-5

Annual Report to Shareholders	August 31, 2022
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Reserve Class data as of 8/31/22

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	15 - 54 days	20 days	34 days	$10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22
Invesco Premier Portfolio
1 - 7	54.4%
8 - 30	14.2
31 - 60	6.2
61 - 90	6.3
91 - 180	17.9
181+	1.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-38.46%(a)
Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$ 10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000
Chesham Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938
Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500
Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000
				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978
Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839
Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333
Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521
Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000
Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896
Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014
DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292
DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667
DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500
Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902
Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625
Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150
Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059
Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000
Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275
				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811
Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000
UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000
				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$ 29,964,375
				69,941,464
Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%
Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000
Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000
Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000
DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000
Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000
Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000
Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771
Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000
Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000
Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000
Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721
Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)
Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000
New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000
Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-31.30%(i)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$ 10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% -7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 -09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721
Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 -10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000
J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 -06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

Invesco Premier
Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,235,286,062

Repurchase agreements, at value and cost	562,188,533

Cash	42,740

Receivable for:
Fund shares sold	873,710

Interest	1,145,450

Fund expenses absorbed	96,544

Total assets	1,799,633,039

Liabilities:

Payable for:
Fund shares reacquired	175,827

Dividends	3,112,386

Accrued fees to affiliates	359,916

Accrued operating expenses	39

Total liabilities	3,648,168

Net assets applicable to shares outstanding	$1,795,984,871

Net assets consist of:

Shares of beneficial interest	$1,795,879,305

Distributable earnings	105,566

$1,795,984,871

Net Assets:

Investor Class	$43,003,266

Institutional Class	$1,742,440,814

Private Investment Class	$24,184

Personal Investment Class	$7,659,751

Reserve Class	$10,300

Resource Class	$2,846,556

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	42,992,917

Institutional Class	1,742,020,674

Private Investment Class	24,178

Personal Investment Class	7,657,904

Reserve Class	10,297

Resource Class	2,845,870

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,797,474,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2022

Invesco Premier
Portfolio

Investment income:

Interest	$9,861,213

Expenses:

Advisory fees	3,105,925

Distribution fees:
Private Investment Class	230

Personal Investment Class	43,564

Reserve Class	91

Resource Class	4,770

Total expenses	3,154,580

Less: Fees waived	(944,003)

Net expenses	2,210,577

Net investment income	7,650,636

Net realized gain (loss) from unaffiliated investment securities	2,615

Net increase in net assets resulting from operations	$7,653,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio
	2022	2021

Operations:

Net investment income	$7,650,636	$1,038,037

Net realized gain	2,615	2,360

Net increase in net assets resulting from operations	7,653,251	1,040,397

Distributions to shareholders from distributable earnings:

Investor Class	(205,729)	(49,168)

Institutional Class	(7,408,609)	(987,703)

Private Investment Class	(97)	(29)

Personal Investment Class	(23,759)	(807)

Reserve Class	(23)	(4)

Resource Class	(12,419)	(326)

Total distributions from distributable earnings	(7,650,636)	(1,038,037)

Share transactions-net:

Investor Class	(2,016,920)	(48,888,463)

Institutional Class	559,977,325	(377,177,595)

Private Investment Class	(137,819)	(199,975)

Personal Investment Class	(3,167,883)	2,627,209

Reserve Class	8	-

Resource Class	(334,076)	(49,679)

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)

Net increase (decrease) in net assets	554,323,250	(423,686,143)

Net assets:

Beginning of year	1,241,661,621	1,665,347,764

End of year	$1,795,984,871	$1,241,661,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.21%	$10	0.47%	1.12%	0.32%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20	1.12	0.05
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.54	10	0.84	1.12	0.56
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05	1.12	1.50
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05	1.12	0.76

(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of the Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class
Invesco Premier Portfolio	$45,340	$197	$25,960	$60	$2,620

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2022, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2022, the Fund engaged in securities purchases of $235,701,087 and securities sales of $219,011,683, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021

	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets

Invesco Premier Portfolio	$105,566	$1,795,879,305	$1,795,984,871

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$(47,385)	$(2,615)	$50,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:

Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Reacquired:

Investor Class	(32,532,860)	$(32,532,860)	(99,494,337)	$(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/22)	(08/31/22)[1]	Period	(08/31/22)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,002.00	$3.89	$1,021.32	$3.92	0.77%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends	U.S. Treasury
	Income*	Income*	Income*	Received Deduction*	Obligations*

Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$2,615	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees-(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris — 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers-(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers-(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-7

Annual Report to Shareholders	August 31, 2022

Resource Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Resource Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	15 - 54 days	20 days	34 days	$2.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22
Invesco Premier Portfolio
1 - 7	54.4%
8 - 30	14.2
31 - 60	6.2
61 - 90	6.3
91 - 180	17.9
181+	1.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-38.46%(a)
Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000

Chesham Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938

Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000

				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978

Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839

Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333

Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521

Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000

Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896

Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014

DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500

Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902

Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625

Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150

Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000

Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275

				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000

UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000

				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$29,964,375

				69,941,464

Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%
Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000

DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000

Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000

Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771

Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000

Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721

Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)

Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000

Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000

New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000

Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.30%(i)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

Invesco Premier
Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,235,286,062

Repurchase agreements, at value and cost	562,188,533

Cash	42,740

Receivable for:
Fund shares sold	873,710

Interest	1,145,450

Fund expenses absorbed	96,544

Total assets	1,799,633,039

Liabilities:
Payable for:
Fund shares reacquired	175,827

Dividends	3,112,386

Accrued fees to affiliates	359,916

Accrued operating expenses	39

Total liabilities	3,648,168

Net assets applicable to shares outstanding	$1,795,984,871

Net assets consist of:
Shares of beneficial interest	$1,795,879,305

Distributable earnings	105,566

$1,795,984,871

Net Assets:
Investor Class	$43,003,266

Institutional Class	$1,742,440,814

Private Investment Class	$24,184

Personal Investment Class	$7,659,751

Reserve Class	$10,300

Resource Class	$2,846,556

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	42,992,917

Institutional Class	1,742,020,674

Private Investment Class	24,178

Personal Investment Class	7,657,904

Reserve Class	10,297

Resource Class	2,845,870

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,797,474,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2022

Invesco Premier
Portfolio

Investment income:
Interest	$9,861,213

Expenses:
Advisory fees	3,105,925

Distribution fees:
Private Investment Class	230

Personal Investment Class	43,564

Reserve Class	91

Resource Class	4,770

Total expenses	3,154,580

Less: Fees waived	(944,003)

Net expenses	2,210,577

Net investment income	7,650,636

Net realized gain (loss) from unaffiliated investment securities	2,615

Net increase in net assets resulting from operations	$7,653,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio
	2022	2021

Operations:

Net investment income	$7,650,636	$1,038,037

Net realized gain	2,615	2,360

Net increase in net assets resulting from operations	7,653,251	1,040,397

Distributions to shareholders from distributable earnings:

Investor Class	(205,729)	(49,168)

Institutional Class	(7,408,609)	(987,703)

Private Investment Class	(97)	(29)

Personal Investment Class	(23,759)	(807)

Reserve Class	(23)	(4)

Resource Class	(12,419)	(326)

Total distributions from distributable earnings	(7,650,636)	(1,038,037)

Share transactions-net:

Investor Class	(2,016,920)	(48,888,463)

Institutional Class	559,977,325	(377,177,595)

Private Investment Class	(137,819)	(199,975)

Personal Investment Class	(3,167,883)	2,627,209

Reserve Class	8	-

Resource Class	(334,076)	(49,679)

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)

Net increase (decrease) in net assets	554,323,250	(423,686,143)

Net assets:

Beginning of year	1,241,661,621	1,665,347,764

End of year	$1,795,984,871	$1,241,661,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.44%	$2,847	0.25%	0.41%	0.54%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23	0.41	0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	3,230	0.34	0.41	1.06
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34	0.41	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34	0.41	1.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

    The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of the Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class

Invesco Premier Portfolio	$45,340	$197	$25,960	$60	$2,620

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2022, the Fund engaged in securities purchases of $235,701,087 and securities sales of $219,011,683, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021
	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets

Invesco Premier Portfolio	$105,566	$1,795,879,305	$1,795,984,871

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$(47,385)	$(2,615)	$50,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:
Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(32,532,860)	$(32,532,860)	(99,494,337)	$(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/22)	(08/31/22)[1]	Period	(08/31/22)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,004.30	$1.67	$1,023.54	$1.68	0.33%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends	U.S. Treasury
	Income*	Income*	Income*	Received Deduction*	Obligations*
Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$2,615	0.00%

** The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

2 Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A N/A	N/A N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021
Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-4

Annual Report to Shareholders	August 31, 2022

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Institutional Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	15 - 54 days	20 days	34 days	$1.7 billion
Invesco Premier U.S. Government Money[2]	11 - 47 days	11 days	104 days	9.9 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US

dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
1 - 7	54.4%	70.6%
8 - 30	14.2	2.0
31 - 60	6.2	0.7
61 - 90	6.3	5.6
91 - 180	17.9	5.3
181+	1.0	15.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-38.46%(a)
Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000

Chesham Finance LLC (Multi -CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938

Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000

				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978

Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839

Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333

Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521

Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000

Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896

Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014

DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500

Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902

Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625

Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150

Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000

Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275

				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000

UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000

				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$29,964,375

				69,941,464

Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%
Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000

DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000

Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000

Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771

Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000

Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721

Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)
Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000

Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000

New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000

Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.30%(i)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% -7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 -09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 -10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 -06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-25.06%
U.S. Treasury Bills-11.03%(a)
U.S. Treasury Bills	0.07%	09/08/2022	$20,000	$19,999,708

U.S. Treasury Bills	0.82%	09/15/2022	10,000	9,996,807

U.S. Treasury Bills	0.09%	10/06/2022	60,000	59,994,677

U.S. Treasury Bills	2.49%	11/03/2022	100,000	99,564,250

U.S. Treasury Bills	2.60%	11/15/2022	125,000	124,322,917

U.S. Treasury Bills	2.61%	11/17/2022	125,000	124,302,187

U.S. Treasury Bills	2.74%	11/25/2022	100,000	99,352,711

U.S. Treasury Bills	2.69%	11/29/2022	60,000	59,600,983

U.S. Treasury Bills	2.73%	12/06/2022	100,000	99,272,000

U.S. Treasury Bills	1.77%	12/08/2022	100,000	99,519,528

U.S. Treasury Bills	2.78%	12/13/2022	100,000	99,204,612

U.S. Treasury Bills	2.89%	12/20/2022	108,000	107,046,300

U.S. Treasury Bills	2.92%	01/26/2023	80,000	79,046,133

U.S. Treasury Bills	1.17%	02/23/2023	20,000	19,886,250

				1,101,109,063

U.S. Treasury Floating Rate Notes-13.53%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	50,000	49,999,752

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	75,000	75,003,044

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	65,000	65,002,653

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	713,500	712,779,087

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	449,000	448,841,175

				1,351,625,711

U.S. Treasury Notes-0.50%
U.S. Treasury Notes (Cost $50,026,858)	1.50%	09/15/2022	50,000	50,026,858

Total U.S. Treasury Securities (Cost $2,502,761,632)				2,502,761,632

U.S. Government Sponsored Agency Securities-4.63%
Federal Farm Credit Bank (FFCB)-3.03%
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	2.36%	11/18/2022	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	12/28/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	40,000	40,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	11/07/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	11/28/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	12/13/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	$11,000	$11,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	12,000	12,000,000

				302,500,000

Federal Home Loan Bank (FHLB)-0.35%
Federal Home Loan Bank(a)	0.85%	09/14/2022	25,000	24,992,326

Federal Home Loan Bank (SOFR + 0.04%)(b)	2.33%	05/19/2023	10,000	10,000,000

				34,992,326

Federal Home Loan Mortgage Corp. (FHLMC)-0.33%
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	2.38%	09/16/2022	30,000	30,000,000

Federal Home Loan Mortgage Corp.(c)	2.06%	10/15/2045	3,000	3,000,464

				33,000,464

U.S. International Development Finance Corp. (DFC)-0.92%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	03/20/2024	7,467	7,466,666

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2025	2,053	2,052,632

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.90%	11/15/2025	5,474	5,473,684

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2026	3,542	3,541,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	12/15/2026	2,700	2,700,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	06/20/2027	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	06/20/2027	3,333	3,333,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	02/15/2028	6,111	6,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	06/20/2028	11,077	11,076,923

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(d)	2.46%	08/15/2029	11,667	11,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	03/15/2030	17,000	17,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.90%	10/15/2030	4,583	4,583,333

				91,456,017

Total U.S. Government Sponsored Agency Securities (Cost $461,948,807)				461,948,807

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-29.69% (Cost $2,964,710,439)				2,964,710,439

			Repurchase Amount

Repurchase Agreements-70.53%(e)
BMO Capital Markets Corp., joint term agreement dated 08/29/2022, aggregate maturing value of $250,383,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,094; 0.25% - 4.61%; 07/31/2023 - 07/20/2068)(f)	2.30%	09/22/2022	125,191,667	125,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/31/2022, aggregate maturing value of $800,359,333 (collateralized by U.S. Treasury obligations valued at $816,000,076; 0.13% - 6.25%; 07/31/2023 - 08/15/2052)(f)	2.31%	09/07/2022	200,089,833	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	$4,900,313,056	$4,900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	65,233,567	65,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities valued at $1,530,000,030; 2.50% - 5.00%; 06/01/2050 - 09/01/2052)	2.30%	09/01/2022	230,014,694	230,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(g)	2.32%	09/01/2022	65,129,838	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	40,021,952	40,003,906

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	120,879,506	120,825,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	579,550,961	579,513,936

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(g)	2.30%	09/01/2022	250,015,972	250,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	366,767,586	366,744,155

Total Repurchase Agreements (Cost $7,042,086,997)				7,042,086,997

TOTAL INVESTMENTS IN SECURITIES(h)-100.22% (Cost $10,006,797,436)				10,006,797,436

OTHER ASSETS LESS LIABILITIES-(0.22)%				(21,685,577)

NET ASSETS-100.00%				$9,985,111,859

Investment Abbreviations:

SOFR	- Secured Overnight Financing Rate
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2022.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(e)	Principal amount equals value at period end. See Note 1I.
(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,235,286,062	$2,964,710,439

Repurchase agreements, at value and cost	562,188,533	7,042,086,997

Cash	42,740	-

Receivable for:
Fund shares sold	873,710	300,074

Interest	1,145,450	5,557,080

Fund expenses absorbed	96,544	567,191

Total assets	1,799,633,039	10,013,221,781

Liabilities:
Payable for:
Fund shares reacquired	175,827	17,354

Amount due custodian	-	8,863,005

Dividends	3,112,386	17,198,272

Accrued fees to affiliates	359,916	2,029,939

Accrued operating expenses	39	1,352

Total liabilities	3,648,168	28,109,922

Net assets applicable to shares outstanding	$1,795,984,871	$9,985,111,859

Net assets consist of:
Shares of beneficial interest	$1,795,879,305	$9,985,897,849

Distributable earnings (loss)	105,566	(785,990)

	$1,795,984,871	$9,985,111,859

Net Assets:
Investor Class	$43,003,266	$51,389,046

Institutional Class	$1,742,440,814	$9,933,722,813

Private Investment Class	$24,184	$-

Personal Investment Class	$7,659,751	$-

Reserve Class	$10,300	$-

Resource Class	$2,846,556	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	42,992,917	51,389,230

Institutional Class	1,742,020,674	9,933,871,196

Private Investment Class	24,178	-

Personal Investment Class	7,657,904	-

Reserve Class	10,297	-

Resource Class	2,845,870	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$1,797,474,595	$10,006,797,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2022

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Investment income:
Interest	$9,861,213	$46,238,282

Expenses:
Advisory fees	3,105,925	15,830,027

Distribution fees:
Private Investment Class	230	-

Personal Investment Class	43,564	-

Reserve Class	91	-

Resource Class	4,770	-

Total expenses	3,154,580	15,830,027

Less: Fees waived	(944,003)	(7,171,631)

Net expenses	2,210,577	8,658,396

Net investment income	7,650,636	37,579,886

Net realized gain (loss) from unaffiliated investment securities	2,615	(912,577)

Net increase in net assets resulting from operations	$7,653,251	$36,667,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$7,650,636	$1,038,037	$37,579,886	$646,437

Net realized gain (loss)	2,615	2,360	(912,577)	134,678

Net increase in net assets resulting from operations	7,653,251	1,040,397	36,667,309	781,115

Distributions to shareholders from distributable earnings:
Investor Class	(205,729)	(49,168)	(238,048)	(4,503)

Institutional Class	(7,408,609)	(987,703)	(37,341,838)	(641,934)

Private Investment Class	(97)	(29)	-	-

Personal Investment Class	(23,759)	(807)	-	-

Reserve Class	(23)	(4)	-	-

Resource Class	(12,419)	(326)	-	-

Total distributions from distributable earnings	(7,650,636)	(1,038,037)	(37,579,886)	(646,437)

Share transactions-net:
Investor Class	(2,016,920)	(48,888,463)	12,235,319	(9,034,024)

Institutional Class	559,977,325	(377,177,595)	4,553,377,394	(6,306,545,258)

Private Investment Class	(137,819)	(199,975)	-	-

Personal Investment Class	(3,167,883)	2,627,209	-	-

Reserve Class	8	-	-	-

Resource Class	(334,076)	(49,679)	-	-

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)	4,565,612,713	(6,315,579,282)

Net increase (decrease) in net assets	554,323,250	(423,686,143)	4,564,700,136	(6,315,444,604)

Net assets:
Beginning of year	1,241,661,621	1,665,347,764	5,420,411,723	11,735,856,327

End of year	$1,795,984,871	$1,241,661,621	$9,985,111,859	$5,420,411,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$1.00	0.51%	$ 1,742,441	0.18%	0.25%	0.61%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18	0.25	0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	1,559,622	0.18	0.25	1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18	0.25	2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18	0.25	1.63
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12	0.25	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18	0.25	0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18	0.25	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18	0.25	1.36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

    Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

    Invesco Premier Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk – Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on a Fund or the instruments in which a Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to a Fund.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

Invesco Premier U.S. Government Money Portfolio	4,433,537

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class

Invesco Premier Portfolio	$ 45,340	$197	$25,960	$60	$2,620

Invesco Premier U.S. Government Money Portfolio	2,738,094	-	-	-	-

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Premier Portfolio	$235,701,087	$219,011,683	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021
	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

Invesco Premier U.S. Government Money Portfolio	37,579,886	646,437

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed		Shares of
	Ordinary	Capital Loss	Beneficial	Total
	Income	Carryforwards	Interest	Net Assets

Invesco Premier Portfolio	$105,566	$ -	$1,795,879,305	$1,795,984,871

Invesco Premier U.S. Government Money Portfolio	132,369	(918,359)	9,985,897,849	9,985,111,859

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Not Subject to
Fund	Expiration	Total*

Invesco Premier U.S. Government Money Portfolio	$918,359	$918,359

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$ (47,385)	$(2,615)	$ 50,000

Invesco Premier U.S. Government Money Portfolio	(400,000)	-	400,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:
Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

Reacquired:
Investor Class	(32,532,860)	(32,532,860)	(99,494,337)	(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	31,682,935	$31,682,935	20,387,963	$20,387,963

Institutional Class	27,830,681,163	27,830,681,163	26,463,471,526	26,463,471,526

Issued as reinvestment of dividends:
Investor Class	211,972	211,972	4,240	4,240

Institutional Class	7,575,712	7,575,712	386,414	386,414

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(19,659,588)	$(19,659,588)	(29,426,227)	$(29,426,227)

Institutional Class	(23,284,879,481)	(23,284,879,481)	(32,770,403,198)	(32,770,403,198)

Net increase (decrease) in share activity	4,565,612,713	$4,565,612,713	(6,315,579,282)	$(6,315,579,282)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending Account Value (08/31/22)[1]	Expenses Paid During Period	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
	Account Value
	(03/01/22)
Invesco Premier Portfolio	$1,000.00	$1,005.10	$0.91	$1,024.30	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,004.50	0.91	1,024.30	0.92	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends	U.S. Treasury
	Income*	Income*	Income*	Received Deduction*	Obligations*

Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%
Invesco Premier U.S. Government Money Portfolio	100.00%	0.00%	0.00%	0.00%	40.87%

*   The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$2,615	0.00%

Invesco Premier U.S. Government Money Portfolio	-	99.92%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey –1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-2

Annual Report to Shareholders	August 31, 2022

Investor Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Investor Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	15 - 54 days	20 days	34 days	$43.0 million
Invesco Premier U.S. Government Money[2]	11 -47 days	11 days	104 days	51.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
1 - 7	54.4%	70.6%
8 - 30	14.2	2.0
31 - 60	6.2	0.7
61 - 90	6.3	5.6
91 - 180	17.9	5.3
181+	1.0	15.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-38.46%(a)

Asset-Backed Securities - Fully Supported-0.56%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.81%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-8.48%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)(e)	2.60%	11/21/2022	30,000	30,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.45%	09/01/2022	10,000	10,000,000

Chesham Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	40,500	40,440,938

Ebury Finance LLC (Multi - CEP’s)(b)(c)	2.51%	09/22/2022	12,000	11,982,500

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,958,333

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.59%	01/09/2023	30,000	30,000,000

				152,381,771

Diversified Banks-18.73%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	10,000	9,996,978

Bank of Montreal (Canada)(c)	2.43%	01/03/2023	5,000	4,958,839

Barclays Bank PLC(c)	1.85%	09/16/2022	10,000	9,992,333

Barclays Bank PLC(b)(c)	2.36%	09/26/2022	15,000	14,975,521

Barclays Bank PLC (SOFR + 0.30%)(b)(c)(d)	2.59%	12/02/2022	25,000	25,000,000

Citigroup Global Markets, Inc.(b)	2.34%	01/04/2023	5,000	4,959,896

Commonwealth Bank of Australia (Australia)(b)(c)	0.25%	10/14/2022	10,000	9,997,014

DBS Bank Ltd. (Singapore)(b)(c)	2.35%	09/08/2022	30,000	29,986,292

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,667

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	10,000	9,873,500

Federation des Caisses Desjardins du Quebec (Canada)(b)(c)	2.44%	09/22/2022	17,000	16,975,902

Kookmin Bank (South Korea)(b)(c)	3.20%	01/06/2023	30,000	29,666,625

Korea Development Bank(c)	3.19%	01/06/2023	40,000	39,556,911

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	30,000	29,959,150

Skandinaviska Enskilda Banken AB (SOFR + 0.36%) (Sweden)(b)(c)(d)	2.64%	10/26/2022	15,500	15,499,059

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.69%	11/17/2022	30,000	30,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	2.43%	09/06/2022	15,000	15,000,000

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.78%	12/30/2022	15,000	15,000,000

Westpac Banking Corp. (Australia)(b)(c)	0.27%	10/13/2022	15,000	14,995,275

				336,382,962

Diversified Capital Markets-4.85%
Glencove Funding LLC (CEP - Standard Charter PLC)(b)(c)	3.27%	12/19/2022	40,000	39,608,811

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.72%	01/12/2023	32,500	32,500,000

UBS AG (SOFR + 0.20%)(b)(c)(d)	2.25%	10/14/2022	15,000	15,000,000

				87,108,811

Investment Banking & Brokerage-1.39%
Goldman Sachs International(b)	0.45%	11/15/2022	25,000	24,976,562

Regional Banks-0.56%
ASB Bank Ltd. (SOFR + 0.45%) (New Zealand)(b)(c)(d)	2.74%	12/15/2022	10,000	10,000,000

Specialized Finance-3.89%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	30,000	29,977,291

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	2.42%	09/02/2022	10,000	9,999,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
KEB Hana Bank(b)(c)	2.26%	09/20/2022	$30,000	$29,964,375

				69,941,464

Total Commercial Paper (Cost $690,791,570)				690,791,570

Certificates of Deposit-27.11%
Banco Santander S.A.(c)	3.14%	12/15/2022	40,000	40,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	2.30%	09/01/2022	85,000	85,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	50,000	50,000,000

DNB Bank ASA (Norway)(c)	2.30%	09/01/2022	85,000	85,000,000

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,000,000

Mizuho Securities (USA) LLC(c)	2.32%	09/01/2022	85,000	85,000,000

Natixis S.A.(c)	0.62%	01/04/2023	10,000	9,910,771

Norinchukin Bank(c)	2.39%	09/02/2022	30,000	30,000,000

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	35,000	35,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,000,000

Woori Bank(c)	3.00%	11/01/2022	47,000	47,003,721

Total Certificates of Deposit (Cost $486,914,492)				486,914,492

Variable Rate Demand Notes-3.21%(f)
Credit Enhanced-3.21%
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(g)	1.65%	03/01/2030	2,300	2,300,000

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	1.75%	08/01/2037	1,965	1,965,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(g)	1.56%	04/01/2031	4,275	4,275,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(g)(h)	1.77%	12/01/2039	100	100,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(g)	2.67%	04/01/2047	20,500	20,500,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	10,400	10,400,000

Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.71%	07/01/2027	415	415,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	1.68%	11/15/2046	1,105	1,105,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(g)	1.75%	07/01/2040	1,700	1,700,000

New York (City of), New York Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)	1.15%	10/01/2042	2,720	2,720,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	8,200	8,200,000

Total Variable Rate Demand Notes (Cost $57,580,000)				57,580,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.78% (Cost $1,235,286,062)				1,235,286,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.30%(i)

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(j)	2.42%	09/07/2022	$10,004,706	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(j)	2.45%	09/07/2022	5,002,382	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(j)	2.46%	09/01/2022	35,016,742	35,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $945,060,375 (collateralized by agency mortgage-backed securities valued at $963,900,001; 0.28% - 8.18%; 07/25/2024 - 04/20/2072)	2.30%	09/01/2022	91,988,598	91,982,721

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. Treasury obligations valued at $286,217,507; 0.00% - 9.76%; 09/26/2022 - 04/25/2062)(k)	2.96%	09/01/2022	18,045,688	18,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(k)	2.89%	09/01/2022	12,020,198	12,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(j)	2.37%	09/01/2022	20,009,217	20,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(k)	2.62%	09/01/2022	35,078,954	35,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(l)	2.70%	09/01/2022	15,001,125	15,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(j)	2.50%	09/07/2022	37,017,986	37,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	85,005,431	85,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(k)	2.50%	09/01/2022	28,001,944	28,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(k)	2.43%	09/01/2022	25,001,688	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	$145,215,089	$145,205,812

Total Repurchase Agreements (Cost $562,188,533)				562,188,533

TOTAL INVESTMENTS IN SECURITIES(m)(n)-100.08% (Cost $1,797,474,595)				1,797,474,595

OTHER ASSETS LESS LIABILITIES-(0.08)%				(1,489,724)

NET ASSETS-100.00%				$1,795,984,871

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
FHLB	-Federal Home Loan Bank
GO	-General Obligation
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $628,183,487, which represented 34.98% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.5%; France: 11.6%; Japan: 9.4%; Korea: 8.4%; other countries less than 5% each: 28.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Principal amount equals value at period end. See Note 1I.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Also represents cost for federal income tax purposes.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2022

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-25.06%
U.S. Treasury Bills-11.03%(a)
U.S. Treasury Bills	0.07%	09/08/2022	$20,000	$19,999,708

U.S. Treasury Bills	0.82%	09/15/2022	10,000	9,996,807

U.S. Treasury Bills	0.09%	10/06/2022	60,000	59,994,677

U.S. Treasury Bills	2.49%	11/03/2022	100,000	99,564,250

U.S. Treasury Bills	2.60%	11/15/2022	125,000	124,322,917

U.S. Treasury Bills	2.61%	11/17/2022	125,000	124,302,187

U.S. Treasury Bills	2.74%	11/25/2022	100,000	99,352,711

U.S. Treasury Bills	2.69%	11/29/2022	60,000	59,600,983

U.S. Treasury Bills	2.73%	12/06/2022	100,000	99,272,000

U.S. Treasury Bills	1.77%	12/08/2022	100,000	99,519,528

U.S. Treasury Bills	2.78%	12/13/2022	100,000	99,204,612

U.S. Treasury Bills	2.89%	12/20/2022	108,000	107,046,300

U.S. Treasury Bills	2.92%	01/26/2023	80,000	79,046,133

U.S. Treasury Bills	1.17%	02/23/2023	20,000	19,886,250

				1,101,109,063

U.S. Treasury Floating Rate Notes-13.53%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	50,000	49,999,752

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	75,000	75,003,044

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	65,000	65,002,653

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	713,500	712,779,087

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	449,000	448,841,175

				1,351,625,711

U.S. Treasury Notes-0.50%
U.S. Treasury Notes (Cost $50,026,858)	1.50%	09/15/2022	50,000	50,026,858

Total U.S. Treasury Securities (Cost $2,502,761,632)				2,502,761,632

U.S. Government Sponsored Agency Securities-4.63%
Federal Farm Credit Bank (FFCB)-3.03%
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	2.36%	11/18/2022	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	12/28/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	40,000	40,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	11/07/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	11/28/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	12/13/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	$11,000	$11,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	12,000	12,000,000

				302,500,000

Federal Home Loan Bank (FHLB)-0.35%
Federal Home Loan Bank(a)	0.85%	09/14/2022	25,000	24,992,326

Federal Home Loan Bank (SOFR + 0.04%)(b)	2.33%	05/19/2023	10,000	10,000,000

				34,992,326

Federal Home Loan Mortgage Corp. (FHLMC)-0.33%
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	2.38%	09/16/2022	30,000	30,000,000

Federal Home Loan Mortgage Corp.(c)	2.06%	10/15/2045	3,000	3,000,464

				33,000,464

U.S. International Development Finance Corp. (DFC)-0.92%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	03/20/2024	7,467	7,466,666

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	06/15/2025	7,200	7,200,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2025	2,053	2,052,632

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.90%	11/15/2025	5,474	5,473,684

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	09/15/2026	3,542	3,541,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	12/15/2026	2,700	2,700,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	06/20/2027	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	06/20/2027	3,333	3,333,334

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	02/15/2028	6,111	6,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.46%	06/20/2028	11,077	11,076,923

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(d)	2.46%	08/15/2029	11,667	11,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.38%	03/15/2030	17,000	17,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	2.90%	10/15/2030	4,583	4,583,333

				91,456,017

Total U.S. Government Sponsored Agency Securities (Cost $461,948,807)				461,948,807

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-29.69% (Cost $2,964,710,439)				2,964,710,439

			Repurchase Amount
Repurchase Agreements-70.53%(e)
BMO Capital Markets Corp., joint term agreement dated 08/29/2022, aggregate maturing value of $250,383,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,094; 0.25% - 4.61%; 07/31/2023 - 07/20/2068)(f)	2.30%	09/22/2022	125,191,667	125,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/31/2022, aggregate maturing value of $800,359,333 (collateralized by U.S. Treasury obligations valued at $816,000,076; 0.13% - 6.25%; 07/31/2023 - 08/15/2052)(f)	2.31%	09/07/2022	200,089,833	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

August 31, 2022

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	$4,900,313,056	$4,900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	65,233,567	65,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities valued at $1,530,000,030; 2.50% - 5.00%; 06/01/2050 - 09/01/2052)	2.30%	09/01/2022	230,014,694	230,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(g)	2.32%	09/01/2022	65,129,838	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	40,021,952	40,003,906

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 -11/15/2040)(f)	2.32%	09/07/2022	120,879,506	120,825,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	579,550,961	579,513,936

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(g)	2.30%	09/01/2022	250,015,972	250,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	366,767,586	366,744,155

Total Repurchase Agreements (Cost $7,042,086,997)				7,042,086,997

TOTAL INVESTMENTS IN SECURITIES(h)-100.22% (Cost $10,006,797,436)				10,006,797,436

OTHER ASSETS LESS LIABILITIES-(0.22)%				(21,685,577)

NET ASSETS-100.00%				$9,985,111,859

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2022.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(e)	Principal amount equals value at period end. See Note 1I.
(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2022

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:

Investments in unaffiliated securities, at value	$1,235,286,062	$2,964,710,439

Repurchase agreements, at value and cost	562,188,533	7,042,086,997

Cash	42,740	-

Receivable for:
Fund shares sold	873,710	300,074

Interest	1,145,450	5,557,080

Fund expenses absorbed	96,544	567,191

Total assets	1,799,633,039	10,013,221,781

Liabilities:

Payable for:
Fund shares reacquired	175,827	17,354

Amount due custodian	-	8,863,005

Dividends	3,112,386	17,198,272

Accrued fees to affiliates	359,916	2,029,939

Accrued operating expenses	39	1,352

Total liabilities	3,648,168	28,109,922

Net assets applicable to shares outstanding	$1,795,984,871	$9,985,111,859

Net assets consist of:

Shares of beneficial interest	$1,795,879,305	$9,985,897,849

Distributable earnings (loss)	105,566	(785,990)

	$1,795,984,871	$9,985,111,859

Net Assets:

Investor Class	$43,003,266	$51,389,046

Institutional Class	$1,742,440,814	$9,933,722,813

Private Investment Class	$24,184	$-

Personal Investment Class	$7,659,751	$-

Reserve Class	$10,300	$-

Resource Class	$2,846,556	$-

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	42,992,917	51,389,230

Institutional Class	1,742,020,674	9,933,871,196

Private Investment Class	24,178	-

Personal Investment Class	7,657,904	-

Reserve Class	10,297	-

Resource Class	2,845,870	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$1,797,474,595	$10,006,797,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2022

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:

Interest	$9,861,213	$46,238,282

Expenses:

Advisory fees	3,105,925	15,830,027

Distribution fees:
Private Investment Class	230	-

Personal Investment Class	43,564	-

Reserve Class	91	-

Resource Class	4,770	-

Total expenses	3,154,580	15,830,027

Less: Fees waived	(944,003)	(7,171,631)

Net expenses	2,210,577	8,658,396

Net investment income	7,650,636	37,579,886

Net realized gain (loss) from unaffiliated investment securities	2,615	(912,577)

Net increase in net assets resulting from operations	$7,653,251	$36,667,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	2022	2021	2022	2021
Operations:

Net investment income	$7,650,636	$1,038,037	$37,579,886	$646,437

Net realized gain (loss)	2,615	2,360	(912,577)	134,678

Net increase in net assets resulting from operations	7,653,251	1,040,397	36,667,309	781,115

Distributions to shareholders from distributable earnings:

Investor Class	(205,729)	(49,168)	(238,048)	(4,503)

Institutional Class	(7,408,609)	(987,703)	(37,341,838)	(641,934)

Private Investment Class	(97)	(29)	-	-

Personal Investment Class	(23,759)	(807)	-	-

Reserve Class	(23)	(4)	-	-

Resource Class	(12,419)	(326)	-	-

Total distributions from distributable earnings	(7,650,636)	(1,038,037)	(37,579,886)	(646,437)

Share transactions-net:

Investor Class	(2,016,920)	(48,888,463)	12,235,319	(9,034,024)

Institutional Class	559,977,325	(377,177,595)	4,553,377,394	(6,306,545,258)

Private Investment Class	(137,819)	(199,975)	-	-

Personal Investment Class	(3,167,883)	2,627,209	-	-

Reserve Class	8	-	-	-

Resource Class	(334,076)	(49,679)	-	-

Net increase (decrease) in net assets resulting from share transactions	554,320,635	(423,688,503)	4,565,612,713	(6,315,579,282)

Net increase (decrease) in net assets	554,323,250	(423,686,143)	4,564,700,136	(6,315,444,604)

Net assets:

Beginning of year	1,241,661,621	1,665,347,764	5,420,411,723	11,735,856,327

End of year	$1,795,984,871	$1,241,661,621	$9,985,111,859	$5,420,411,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/22	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.51%	$43,003	0.18%	0.25%	0.61%
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18	0.25	0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	93,923	0.18	0.25	1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18	0.25	2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18	0.25	1.63
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12	0.25	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18	0.25	0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18	0.25	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18	0.25	1.36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on a Fund or the instruments in which a Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to a Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$869,826

Invesco Premier U.S. Government Money Portfolio	4,433,537

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class

Invesco Premier Portfolio	$45,340	$197	$25,960	$60	$2,620

Invesco Premier U.S. Government Money Portfolio	2,738,094	-	-	-	-

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2022, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$235,701,087	$219,011,683	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021
	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$7,650,636	$1,038,037

Invesco Premier U.S. Government Money Portfolio	37,579,886	646,437

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed		Shares of
	Ordinary	Capital Loss	Beneficial	Total
	Income	Carryforwards	Interest	Net Assets

Invesco Premier Portfolio	$105,566	$-	$1,795,879,305	$1,795,984,871

Invesco Premier U.S. Government Money Portfolio	132,369	(918,359)	9,985,897,849	9,985,111,859

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Not Subject to
Fund	Expiration	Total*

Invesco Premier U.S. Government Money Portfolio	$918,359	$918,359

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets    or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$(47,385)	$(2,615)	$50,000

Invesco Premier U.S. Government Money Portfolio	(400,000)	-	400,000

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	30,323,935	$30,323,935	50,561,292	$50,561,292

Institutional Class	1,603,290,272	1,603,290,272	1,226,387,874	1,226,387,874

Personal Investment Class	12,737,124	12,737,124	10,930,201	10,930,201

Issued as reinvestment of dividends:
Investor Class	192,005	192,005	44,582	44,582

Institutional Class	4,139,391	4,139,391	987,703	987,703

Private Investment Class	54	54	25	25

Personal Investment Class	12,693	12,693	783	783

Reserve Class	8	8	-	-

Resource Class	7,442	7,442	321	321

Reacquired:
Investor Class	(32,532,860)	(32,532,860)	(99,494,337)	(99,494,337)

Institutional Class	(1,047,452,338)	(1,047,452,338)	(1,604,553,172)	(1,604,553,172)

Private Investment Class	(137,873)	(137,873)	(200,000)	(200,000)

Personal Investment Class	(15,917,700)	(15,917,700)	(8,303,775)	(8,303,775)

Resource Class	(341,518)	(341,518)	(50,000)	(50,000)

Net increase (decrease) in share activity	554,320,635	$554,320,635	(423,688,503)	$(423,688,503)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Investor Class	31,682,935	$31,682,935	20,387,963	$20,387,963

Institutional Class	27,830,681,163	27,830,681,163	26,463,471,526	26,463,471,526

Issued as reinvestment of dividends:
Investor Class	211,972	211,972	4,240	4,240

Institutional Class	7,575,712	7,575,712	386,414	386,414

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(19,659,588)	$(19,659,588)	(29,426,227)	$(29,426,227)

Institutional Class	(23,284,879,481)	(23,284,879,481)	(32,770,403,198)	(32,770,403,198)

Net increase (decrease) in share activity	4,565,612,713	$4,565,612,713	(6,315,579,282)	$(6,315,579,282)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Investor Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(03/01/22)	(08/31/22)[1]	Period	(08/31/22)	Period[2]	Ratio
Invesco Premier	$1,000.00	$1,005.10	$0.91	$1,024.30	$0.92	0.18%
Portfolio
Invesco Premier	1,000.00	1,004.50	0.91	1,024.30	0.92	0.18
U.S. Government
Money Portfolio

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and actual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted

that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends	U.S. Treasury
	Income*	Income*	Income*	Received Deduction*	Obligations*

Invesco Premier Portfolio	98.87%	0.00%	0.00%	0.00%	0.03%

Invesco Premier U.S. Government Money Portfolio	100.00%	0.00%	0.00%	0.00%	40.87%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,615	0.00%
Invesco Premier U.S. Government Money Portfolio	-	99.92%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler -1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees-(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP and Andrews & Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli. Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Pursuant to PCAOB Rule 3526, Communication with Audit Committees Concerning Independence, PricewaterhouseCoopers LLC (“PwC”) advised the Registrant’s Audit Committee of the following two matters identified since the previous annual Form N-CSR filing that may be reasonably thought to bear on PwC’s independence. PwC advised the Audit Committee that one PwC Senior Associate and one PwC Partner each held financial interests directly in an investment company within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively the “Invesco Funds Investment Company Complex”) that were inconsistent with the requirements of Rule 2-01(c)(1) of SEC Regulation S-X. In reporting each matter to the Audit Committee, PwC noted, among other things, that the impermissible holdings were disposed of by the individuals, the individuals were not in the chain of command of the audit or the audit partners of the Funds, the financial interests were not material to the net worth of each individual or his or her respective immediate family members and the Funds’ audit engagement team was unaware of the impermissible holdings until after the matters were confirmed to be independence exceptions In addition, PwC considered that the audit services performed by the PwC Senior Associate were reviewed by team members at least two levels higher than the individual and the individual did not have any decision making responsibility for matters that materially affected the audit and that the PwC Partner provided non-audit services that were not relied upon by the audit engagement team in the audits of the financial statements of the Funds. Based on the mitigating factors noted above, PwC advised the Audit Committee that it concluded, individually for each matter and in the aggregate, that its objectivity and impartiality with respect to all issues encompassed within the audit engagement has not been impaired and it believes that a reasonable investor with knowledge of all relevant facts and circumstances for the violations would conclude PwC is capable of exercising objective and impartial judgment on all issues encompassed within the audits of the financial statements of the Funds in the Registrant for the impacted periods.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2022	Fees Billed for Services Rendered to the Registrant for fiscal year end 2021
Audit Fees	$38,150	$38,150
Audit-Related Fees	$0	$0
Tax Fees(1)	$33,247	$45,481
All Other Fees	$0	$0

Total Fees	$71,397	$83,631

(1)

Tax Fees for the fiscal years ended August 31, 2022 and August 31, 2021 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2022 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2021 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$760,000	$821,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$760,000	$821,000

(1)	Audit-Related Fees for the fiscal years ended 2022 and 2021 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,812,000 for the fiscal year ended August 31, 2022 and $5,966,000 for the fiscal year ended August 31, 2021. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,605,247 for the fiscal year ended August 31, 2022 and $6,832,481 for the fiscal year ended August 31, 2021.

PwC provided audit services to the Investment Company complex of approximately $31 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022